Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Balance sheet Information by Geographic Segment (Detail) - MXN ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total assets	$ 567,581	$ 599,728
Total liabilities	357,163	403,003
Net assets by segment	210,418	196,725
Additions to fixed assets	12,419	13,279
Mexico [member]
Disclosure of operating segments [line items]
Total assets	71,521	70,502
Total liabilities	23,574	20,752
Net assets by segment	47,947	49,750
Additions to fixed assets	2,133	1,651
United States [member]
Disclosure of operating segments [line items]
Total assets	268,342	289,079
Total liabilities	32,366	30,118
Net assets by segment	235,976	258,961
Additions to fixed assets	3,498	3,760
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	34,881	32,573
Total liabilities	24,160	22,914
Net assets by segment	10,721	9,659
Additions to fixed assets	1,010	599
France [member]
Disclosure of operating segments [line items]
Total assets	19,536	17,764
Total liabilities	7,360	6,829
Net assets by segment	12,176	10,935
Additions to fixed assets	372	379
Germany [member]
Disclosure of operating segments [line items]
Total assets	9,095	8,470
Total liabilities	6,848	6,694
Net assets by segment	2,247	1,776
Additions to fixed assets	441	507
Spain [member]
Disclosure of operating segments [line items]
Total assets	25,731	27,264
Total liabilities	3,543	3,206
Net assets by segment	22,188	24,058
Additions to fixed assets	553	490
Poland [member]
Disclosure of operating segments [line items]
Total assets	5,486	5,046
Total liabilities	3,086	2,072
Net assets by segment	2,400	2,974
Additions to fixed assets	230	181
Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	16,281	15,615
Total liabilities	3,627	3,221
Net assets by segment	12,654	12,394
Additions to fixed assets	321	258
Colombia [member]
Disclosure of operating segments [line items]
Total assets	24,406	26,532
Total liabilities	11,307	11,548
Net assets by segment	13,099	14,984
Additions to fixed assets	1,178	3,633
Panama [member]
Disclosure of operating segments [line items]
Total assets	7,232	7,958
Total liabilities	1,029	1,144
Net assets by segment	6,203	6,814
Additions to fixed assets	152	126
Costa Rica [member]
Disclosure of operating segments [line items]
Total assets	1,869	1,928
Total liabilities	646	691
Net assets by segment	1,223	1,237
Additions to fixed assets	42	73
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	11,004
Total liabilities	4,917
Net assets by segment	6,087
Additions to fixed assets	584
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	11,329	12,545
Total liabilities	4,366	4,133
Net assets by segment	6,963	8,412
Additions to fixed assets	357	441
Philippines [member]
Disclosure of operating segments [line items]
Total assets	11,554	12,314
Total liabilities	2,617	2,696
Net assets by segment	8,937	9,618
Additions to fixed assets	518	341
Egypt [member]
Disclosure of operating segments [line items]
Total assets	4,603	5,513
Total liabilities	1,776	2,907
Net assets by segment	2,827	2,606
Additions to fixed assets	418	381
Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	13,671	12,347
Total liabilities	8,027	6,994
Net assets by segment	5,644	5,353
Additions to fixed assets	449	394
Other Locations [member]
Disclosure of operating segments [line items]
Total assets	29,662	33,249
Total liabilities	217,914	276,269
Net assets by segment	(188,252)	(243,020)
Additions to fixed assets	163	65
Continuing Operations [member]
Disclosure of operating segments [line items]
Total assets	566,203	578,699
Total liabilities	357,163	402,188
Net assets by segment	209,040	176,511
Additions to fixed assets	12,419	13,279
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	1,378	21,029
Total liabilities	0	815
Net assets by segment	1,378	20,214
Additions to fixed assets	0	0
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets	8,572	10,488
Equity accounted investment [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	241	490
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	1,573	1,587
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	107	104
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets	1,055	909
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	85	74
Equity accounted investment [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	0	13
Equity accounted investment [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets	9	10
Equity accounted investment [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	158	270
Equity accounted investment [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Costa Rica [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	0
Equity accounted investment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	31	28
Equity accounted investment [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	6	6
Equity accounted investment [member] | Egypt [member]
Disclosure of operating segments [line items]
Total assets	1	1
Equity accounted investment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	5,306	6,996
Equity accounted investment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Total assets	8,572	10,488
Equity accounted investment [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	0	0
All other assets [member]
Disclosure of operating segments [line items]
Total assets	559,009	589,240
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	71,280	70,012
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	266,769	287,492
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	34,774	32,469
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets	18,481	16,855
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	9,010	8,396
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	25,731	27,251
All other assets [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets	5,477	5,036
All other assets [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	16,123	15,345
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	24,406	26,532
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	7,232	7,958
All other assets [member] | Costa Rica [member]
Disclosure of operating segments [line items]
Total assets	1,869	1,928
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	11,004
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	11,298	12,517
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	11,548	12,308
All other assets [member] | Egypt [member]
Disclosure of operating segments [line items]
Total assets	4,602	5,512
All other assets [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	13,671	12,347
All other assets [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	24,356	26,253
All other assets [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Total assets	557,631	568,211
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	$ 1,378	$ 21,029